Transactions with Related Parties, MPC Capital Related Parties (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Revenue from Services with Related Parties [Abstract]
Revenue from services	$ 19,981,835	$ 16,803,545
Transactions with Related Parties [Abstract]
Due from related parties	9,938,847		$ 13,155,509
Accounts receivable trade, net	$ 10,487,141		$ 7,909,514
MPCC CSI LTD [Member]
Transactions with Related Parties [Abstract]
Percentage of shares acquired	3.44%
MPC Container Ships ASA [Member]
Transactions with Related Parties [Abstract]
Ownership percentage	20.10%		17.14%
Wilhelmsen Ahrenkiel Ship Management GmbH & Co. KG [Member]
Transactions with Related Parties [Abstract]
Ownership percentage	50.00%		50.00%
MPC Energy Solutions N.V. [Member]
Transactions with Related Parties [Abstract]
Ownership percentage	20.50%		20.50%
MPC Caribbean Clean Energy Limited [Member]
Transactions with Related Parties [Abstract]
Ownership percentage	22.20%		22.20%
Related Party [Member]
Revenue from Services with Related Parties [Abstract]
Revenue from services	$ 7,200,628	5,279,022
Related Party [Member] | MPC Container Ships ASA [Member]
Revenue from Services with Related Parties [Abstract]
Revenue from services	$ 5,954,525	4,203,908
Transactions with Related Parties [Abstract]
Ownership percentage	16.70%
Due from related parties	$ 812,673		$ 333,063
Related Party [Member] | Wilhelmsen Ahrenkiel Ship Management GmbH & Co. KG [Member]
Revenue from Services with Related Parties [Abstract]
Revenue from services	$ 420,596	0
Transactions with Related Parties [Abstract]
Ownership percentage	50.00%
Due from related parties	$ 1,711,020		1,764,465
Accounts receivable trade, net	7,777		9,506
Related Party [Member] | MPC Energy Solutions N.V. [Member]
Revenue from Services with Related Parties [Abstract]
Revenue from services	$ 335,690	353,742
Transactions with Related Parties [Abstract]
Ownership percentage	20.50%
Due from related parties	$ 57,992		73,521
Related Party [Member] | MPC Caribbean Clean Energy Limited [Member]
Revenue from Services with Related Parties [Abstract]
Revenue from services	$ 375,564	450,060
Transactions with Related Parties [Abstract]
Ownership percentage	22.20%
Due from related parties	$ 40,265		$ 48,219
Related Party [Member] | Other [Member]
Revenue from Services with Related Parties [Abstract]
Revenue from services	$ 114,253	$ 271,312